PER SHARE AMOUNTS	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
PER SHARE AMOUNTS
PER SHARE AMOUNTS
The calculation of basic earnings per share for the year ended December 31, 2018 was based on a net loss of $146.3 million (2017: net loss of $91.4 million, 2016: net loss of $26.7 million).

	2018	2017	2016
Basic common shares outstanding	80,909,225	49,378,026	49,317,165
Fully dilutive effect of:
Share options outstanding	952,532	1,622,132	2,573,024
Shares issuable on conversion of Convertible Debentures	6,172,840	6,172,840	6,172,840
Warrants outstanding	3,088,205	—	—
Fully diluted common shares outstanding	91,122,802	57,172,998	58,063,029
Weighted average shares outstanding	59,734,872	49,351,848	42,821,013
Dilutive effect of share options, Convertible Debentures and Warrants (1)	—	—	—
Diluted weighted average shares outstanding	59,734,872	49,351,848	42,821,013
Net (loss) profit per share - basic	$(2.45)	$(1.85)	$(0.62)
Net (loss) profit per share - diluted	$(2.45)	$(1.85)	$(0.62)

(1)
For the year ended December 31, 2018, a total of 952,532 (2017: 1,622,132, 2016: 2,573,024) share options, 6,172,840 (2017: 6,172,840, 2016: 6,172,840) shares issuable on conversion of Convertible Debentures and 3,088,205 Warrants (2017: nil, 2016: nil) were excluded from the calculation as they were anti-dilutive.